Stock Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, beginning balance	3,775,000	3,175,000
Number of options, granted	650,000	600,000
Number of options, forfeited	(560,000)
Number of options, ending balance	3,865,000	3,775,000	3,175,000
Weighted Average Exercise Price, balance	$ 26.02	$ 26.02
Weighted Average Exercise Price, granted	28.48	26.02
Weighted Average Exercise Price, forfeited	26.43
Weighted Average Exercise Price, balance	$ 26.44	$ 26.02	$ 26.02
Remaining Contractual Life, outstanding	4 years 6 months	5 years	6 years